Provision For Tax, Civil And Labor Risks	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Provision For Tax, Civil And Labor Risks

21.  PROVISION FOR TAX, CIVIL AND LABOR RISKS

The Company is party to tax, labor and civil lawsuits. Management believes, based on the opinion of its legal counsel, that the provision for tax, civil and labor risks are sufficient to cover potential losses. This provision is broken down as follows:

	June 30, 2020	December 31, 2019
Tax	876,036	127,842
Civil	180,491	30,653
Labor	257,241	61,571
Total	1,313,768	220,066

Judicial deposits (note 12)	(228,002)	(60,272)

Current	127,825	18,650
Noncurrent	1,185,943	201,416

a)    Contingencies with probable losses

The changes in the provision for tax, civil and labor risks and contingent liabilities is presented below:

	Tax		Civil		Labor
	Provision	Deposits	Provision	Deposits	Provision	Deposits
Balance at beginning of year	127,842	(54,059)	30,653	(426)	61,571	(5,787)
Acquisition of subsidiary (1)	657,647	(155,219)	51,263	(4,898)	164,091	(27,329)
Additions	78,727	(198)	99,774	(2,648)	21,388	(5,362)
Reversals	(29,946)	10,208	(24,371)	1,022	1,105	2,546
Payments	(52,412)	-	(10,703)	3,549	(21,470)	5,244
Inflation adjustment	2,274	(2,516)	2,802	(10)	3,553	(92)
Translation effects (other comprehensive income)	92,145	2,533	31,103	344	26,166	263
Other movements	(241)	4,584	(30)	562	837	(313)
Balance on June 30, 2020	876,036	(194,667)	180,491	(2,505)	257,241	(30,830)

    (1) Balances recorded for their estimated fair value resulting from business combination with Avon (Note 4).

b)    Contingent liabilities - possible losses

The Company is party to tax, civil and labor proceedings for which no provision has been set up because they involve possible risk of loss as assessed by management and its legal advisors.

As of June 30, 2020, the total amounts under discussion for which a negative outcome is considered possible, due to the nature of the claims, is as follows:

	June 30, 2020	December 31, 2019
Tax	8,715,657	3,503,392
Civil	144,151	61,532
Labor	208,062	77,295
Total contingent liabilities	9,067,870	3,642,219
Judicial deposits (note 12)	(242,817)	(136,258)

The main tax cases are the following:

i)      Infraction notices in which the Brazilian Federal Revenue Office collects IPI tax debts, for the supposed lack of compliance with the minimum calculation basis, set forth in the legislation, upon the sales transactions directed to interdependent wholesale establishments. Currently, judgment of the proceedings is awaited at the administrative level. On June 30, 2020, the total amount under discussion classified as possible loss is of R$1,951,431.

ii)     Court decisions which discuss the equivalence to industrial set forth in Decree No. 8,393/2015, which started requiring IPI in exit operations carried out by interdependent wholesale establishments of the products mentioned in said legal provision. On June 30, 2020, the amount under discussion is R$ 1,533,078 (R$ 389,017 on December 31, 2019).

iii)   Administrative and court proceedings discussing the illegality of changes in the state legislation for the payment of ICMS and ICMS - ST. On June 30, 2020, the total amount under discussion is R$ 1,458,918 (R$ 406,002 on December 31, 2019).

iv)   Infraction notices where the Brazilian Federal Revenue Office collects IRPJ and CSLL tax debts, in order to question the tax deductibility of goodwill amortization in the context of a corporate reorganization among related parties. Currently, there is a discussion in the Judiciary Branch regarding the lawfulness of administrative decisions which rejected the motion to clarify, submitted to question the dismissed special appeals. On June 30, 2020, the total amount under discussion classified as possible loss is R$ 1,390,597 (R$ 1,379,189 on December 31, 2019).

v)     Infraction Notice in which the State of São Paulo Treasury Office enforces the ICMS-ST collection, fully paid by the destination of the goods, the distributing establishment. Judgment of the proceedings is awaited at the administrative level. On June 30, 2020, the total amount under discussion classified as possible loss is R$ 526,933 (R$ 521,903 on December 31, 2019).

vi)   Infraction notices in which the Brazilian Federal Revenue Service collects IPI tax debts due to disagreement with the tax classification adopted for some products. Judgment of the proceedings is awaited at the administrative level. On June 30, 2020, the total amount under discussion is R$ 296,898 (R$ 218,204 on December 31, 2019).

c)     The main civil cases are the following:

i)   Avon has been named defendant numerous personal injury lawsuits filed in U.S. courts, alleging that certain talc products the Company sold in the past were contaminated with asbestos. Many of these actions involve a number of co-defendants from a variety of different industries, including manufacturers of cosmetics and manufacturers of other products that, unlike the Company’s products, were designed to contain asbestos. On June 30, 2020, there were 139 individual cases pending against the Avon. During the six-month period ending on June 30, 2020, 11 new proceedings were filed, and 20 others were dismissed, settled or otherwise resolved. The value of our settlements in this area thus far has not been material, either individually or in the aggregate. Additional similar cases arising out of the use of the Company's talc products are reasonably anticipated.

We believe that the claims asserted against us in these cases are without merit. We are defending against these claims to date, the Company has not proceeded to trial in any case filed against it and there have been no findings of liability enforceable against the Company. However, nationwide trial results in similar cases filed against other manufacturers of cosmetic talc products have ranged from outright dismissals to very large jury awards of both compensatory and punitive damages. Given the inherent uncertainties of litigation, we cannot predict the outcome of all individual cases pending against the Company, and we are only able to make a reasonable estimate for a small number of individual cases that have advanced to the later stages of legal proceedings. For the remaining cases, we provide an estimate of exposure on an aggregated and ongoing basis, which takes into account the historical outcomes of all cases we have resolved to date. Any accruals currently recorded on the Company’s balance sheet with respect to these cases are not material. Other than these accruals, we are at this time unable to estimate our reasonably possible or probable losses. However, any adverse outcomes, either in an individual case or in the aggregate, could be material. Future costs to litigate these cases, which we expense as incurred, are not known but may be significant, though some costs will be covered by insurance.

ii) On February 14, 2019, a purported shareholder’s class action complaint (Bevinal v. Avon Products, Inc., et al., No. 19-cv-1420) was filed in the USDC for the Southern District of New York against the Company and certain former officers of the Company. On June 3, 2019, the court appointed a lead plaintiff and class counsel. The complaint was subsequently amended on June 28, 2019 and recaptioned "In re Avon Products, Inc. Securities Litigation" on July 8, 2019. On July 24, 2019, the plaintiffs filed a further amended complaint. The amended complaint is brought on behalf of a purported class consisting of all purchasers or acquirers of Avon common stock between January 21, 2016 and November 1, 2017, inclusive. The complaint asserts violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 based on allegedly false or misleading statements and alleged market manipulation with respect to, among other things, changes made to Avon’s credit terms for Representatives in Brazil. On July 26, 2019, Avon and the individual defendants filed a motion to dismiss. On November 18, 2019, the court denied that motion. Accordingly, on December 16, 2019, Avon and the individual defendants filed an answer to the amended complaint. On February 14, 2020, plaintiffs filed a motion for class certification. The parties reached a settlement on the solution of this class action. The terms of the settlement include releases from class members of the complaints against the Company and the individual defendants and payment of USD 14.5 million (approximately R$ 79 million). Approximately USD 3 million (R$ 16 million), of the settlement shall be paid by the Company (that represents the remaining franchise under the applicable insurance policies of the Company) and the remainder of the settlement shall be paid by the Company’s insurers. Some documents related to the settlement still have not been completed and the settlement is subject to court approval. If the settlement is not approved by the court, that is, it is rescinded before it is finalized, the Company will not be able to predict the result of this case. In addition, in this case, it is reasonably possible that the Company will incur in a loss related to this matter, which the Company cannot reasonably estimate.

d)    Contingent assets

The Company claimed the refund of the PIS and COFINS installments collected with the inclusion of ICMS in its calculation bases from March 2004 to March 2007. The claimed amounts adjusted for inflation amounted to R$ 132,653 (R$ 26,933 on December 31, 2019), which have not been recorded.